Consolidated Balance Sheets (Parenthetical) - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Common stock shares no par value		$ 0	$ 0
Common stock shares authorized		179,872,754	107,265,966
Common stock shares issued		16,948,226	15,855,287
Common stock shares outstanding		16,948,226	15,855,287
Common stock value	[1]
Collective Growth Corp [Member]
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Maximum [Member]
Common stock value		$ 1,000	$ 1,000
Series A Convertible Preferred Shares [Member]
Temporary equity shares having no par value		$ 0	$ 0
Temporary equity shares authorized		20,418,209	20,418,209
Temporary equity shares issued		20,418,209	20,418,209
Temporary equity shares outstanding		20,418,209	20,418,209
Series B Convertible Preferred Shares [Member]
Temporary equity shares having no par value		$ 0	$ 0
Temporary equity shares authorized		15,906,053	15,906,053
Temporary equity shares issued		15,906,053	15,906,053
Temporary equity shares outstanding		15,906,053	15,906,053
Series B-1 Convertible Preferred Shares [Member]
Temporary equity shares having no par value		$ 0	$ 0
Temporary equity shares authorized		3,032,940	3,032,940
Temporary equity shares issued		3,032,940	3,032,940
Temporary equity shares outstanding		3,032,940	3,032,940
Series C Convertible Preferred Shares [Member]
Temporary equity shares having no par value		$ 0	$ 0
Temporary equity shares authorized		28,973,439	28,973,439
Temporary equity shares issued		28,216,005	28,216,005
Temporary equity shares outstanding		28,216,005	28,216,005
Series C-1 Convertible Preferred Shares [Member]
Temporary equity shares having no par value		$ 0	$ 0
Temporary equity shares authorized		15,191,550	0
Temporary equity shares issued		2,699,114	0
Temporary equity shares outstanding		2,699,114	0
Class A Common Stock | Collective Growth Corp [Member]
Common stock shares subject to possible redemption		9,777,700	0
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock shares authorized		100,000,000	100,000,000
Common stock shares issued		5,484,800	0
Common stock shares outstanding		5,484,800	0
Common stock value		$ 548
Class B Common Stock | Collective Growth Corp [Member]
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock shares authorized		10,000,000	10,000,000
Common stock shares issued		3,750,000	4,312,500
Common stock shares outstanding		3,750,000	4,312,500
Common stock value	[2]	$ 375	$ 431

[1]	Represents amounts lower than $1.
[2]	December 31, 2019 share amount included an aggregate of up to 562,500 shares that were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part (see Note 6).